Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 10,757	$ 279	$ 5,173
Accounts receivable, net	1,525	1,253	2,705
Inventory, net	182	293	544
Prepaid expenses and other current assets	1,788	570	787
Loan receivable, net			1,584
Total current assets	14,252	2,395	10,793
Inventory, non-current	3,192	3,096	3,676
Property and equipment, net	25,998	27,214	22,219
Leases right-of-use assets	1,357	1,431	1,091
Other non-current assets	524	848	1,645
Restricted cash, non-current		141	151
Total assets	45,323	34,984	39,575
Current liabilities
Accounts payable	448	6,773	1,246
Accrued expenses and other current liabilities	1,832	1,990	3,570
Short-term operating lease liabilities	468	440	352
Short-term debt		5,753	5,457
Total current liabilities	2,748	14,956	10,625
Long-term liabilities
Operating lease liabilities, non-current	898	993	735
Other non-current liabilities	2,329	2,601	2,203
SAFE liability		4,086	45,362
Convertible notes			19,432
Total long-term liabilities	3,227	7,680	67,732
Total liabilities	5,975	22,636	78,357
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock, $0.0001 par value; No shares authorized, issued and outstanding as of June 30, 2026; 78,739,567 shares authorized and 72,794,660 shares issued and outstanding as of December 31, 2025; aggregate liquidation preference of $0 and $167,038 as of June 30, 2026 and December 31, 2025, respectively		191,199
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding as of June 30, 2026. No shares authorized, issued, or outstanding as of December 31, 2025.
Common stock, $0.0001 par value; 510,000,000 shares authorized and 106,253,742 shares issued and outstanding as of June 30, 2026; 110,048,016 shares authorized and 13,118,276 shares issued and outstanding as of December 31, 2025.	11	2	2
Additional paid-in capital	248,140	7,710	3,474
Accumulated deficit	(208,803)	(186,563)	(146,892)
Total stockholders’ equity (deficit)	39,348	(178,851)	(143,416)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 45,323	34,984	39,575
Previously Reported
Current assets
Other non-current assets		707
Stockholders’ equity (deficit)
Common stock, $0.0001 par value; 510,000,000 shares authorized and 106,253,742 shares issued and outstanding as of June 30, 2026; 110,048,016 shares authorized and 13,118,276 shares issued and outstanding as of December 31, 2025.		3
Additional paid-in capital		7,709
Total stockholders’ equity (deficit)
Redeemable Convertible Preferred Stock
Long-term liabilities
Redeemable convertible preferred stock, $0.0001 par value; No shares authorized, issued and outstanding as of June 30, 2026; 78,739,567 shares authorized and 72,794,660 shares issued and outstanding as of December 31, 2025; aggregate liquidation preference of $0 and $167,038 as of June 30, 2026 and December 31, 2025, respectively		$ 191,199	$ 104,634